Component of Income Tax Benefit (Detail) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
		Dec. 02, 2017	Dec. 03, 2016	Feb. 25, 2017	Feb. 27, 2016	Feb. 28, 2015
Current
Federal	[1]			$ 108.6	$ 41.0	$ 8.5
State	[2]			20.6	9.8	8.2
Total Current				129.2	50.8	16.7
Deferred
Federal				(177.9)	(93.0)	(110.9)
State				(41.6)	2.6	(59.2)
Total Deferred		$ (629.7)	$ (198.2)	(219.5)	(90.4)	(170.1)
Income tax benefit		$ (590.8)	$ (10.4)	$ (90.3)	$ (39.6)	$ (153.4)

[1]	Federal current tax expense net of $31.2 million tax benefit of NOLs in fiscal 2016. No tax benefit of NOLs in fiscal 2015 and fiscal 2014.
[2]	State current tax expense net of $3.8 million tax benefit of NOLs in fiscal 2016. No tax benefit of NOLs in fiscal 2015 and fiscal 2014.